Contingencies and Commitments	12 Months Ended
Dec. 31, 2017
Contingencies and Commitments
Contingencies and Commitments

27.   Contingencies and Commitments:

(a)   Commitments accounted for in off-balance-sheet accounts:

In order to satisfy its customers’ needs, the Bank entered into several irrevocable commitments and contingent obligations.  Although these obligations are not recognized in the Statement of Financial Position, they entail credit risks and, therefore, form part of the Bank’s overall risk.

	2016	2017
	MCh$	MCh$

Off-balance-sheet accounts
Foreign office guarantees and standby letters of credit	279,362	285,035
Confirmed foreign letters of credit	64,044	64,970
Issued foreign letters of credit	152,118	94,313
Performance bonds	2,150,307	2,220,828
Undrawn credit lines	7,572,687	7,240,406
Other commitments	148,190	60,609

Transactions on behalf of third parties
Collections	137,259	168,353
Third-party resources managed by the Bank:
Financial assets managed on behalf of third parties	39,714	7,121
Other assets managed on behalf of third parties	—	—
Financial assets acquired on its own behalf	174,022	133,794

Fiduciary activities
Securities held in safe custody in the Bank	9,586,026	13,623,725
Securities held in safe custody in other entities	5,607,815	7,105,587

Total	25,911,544	31,004,741

(b)   Financial Guarantees

As of December 31, 2016 and 2017, the expiration of financial guarantees per period is as follows:

	2016
	Due within 1 year MCh$	Due after 1 year but within 3 years MCh$	Due after 3 years but within 5 years MCh$	Due after 5 years MCh$	Total MCh$
Performance bonds	1,583,497	429,353	108,315	29,142	2,150,307
Foreign office guarantees and standby letters of credit	239,823	24,387	—	15,152	279,362

Total	1,823,320	453,740	108,315	44,294	2,429,669

	2017
	Due within 1 year MCh$	Due after 1 year but within 3 years MCh$	Due after 3 years but within 5 years MCh$	Due after 5 years MCh$	Total MCh$
Performance bonds	1,608,314	523,597	80,623	8,294	2,220,828
Foreign office guarantees and standby letters of credit	218,532	66,006	280	217	285,035

Total	1,826,846	589,603	80,903	8,511	2,505,863

(c)   Lawsuits and legal proceedings:

(c.1) Legal contingencies within the ordinary course of business:

At the date of issuance of these consolidated financial statements, there are legal actions filed against the Bank and its subsidiaries in the ordinary course of business. As of December 31, 2017, the Bank and its subsidiaries maintain provisions for legal contingencies amounting to Ch$21,470 million (Ch$21,630 million as of December 31, 2016), which are part of the item “Provisions” in the Statement of Financial Position.

The most significant lawsuit relates to the collective lawsuit filed by the National Consumer Service (Servicio Nacional del Consumidor) in accordance with Law No. 19,496 in the 12th Civil Court of Santiago. This legal action challenges certain clauses of the “Person Products Unified Agreement” (Contrato Unificado de Productos de Personas) regarding overdraft fees on credit lines and the validity of tacit consent to changes in rates, charges and other conditions in consumer contracts. To date, the probationary period has been concluded.

The following table presents the estimated date of completion of the respective litigation:

	As of December 31, 2017
	2018	2019	2020	2021	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Legal contingencies	21,269	201	—	—	21,470

(c.2) Contingencies for significant lawsuits:

As of December 31, 2016 and 2017, the Bank is not party to any significant lawsuits that affects or that may affect these consolidated financial statements.

(d)   Guarantees granted:

(i)    In subsidiary Banchile Administradora General de Fondos S.A.:

In compliance with article 12 of Law 20,712, Banchile Administradora General de Fondos S.A., has designated Banco de Chile as the representative of the beneficiaries of the guarantees it has established and in that character the Bank has issued bank guarantees totaling UF 2,588,500, maturing January 10, 2018 (UF 2,642,000 maturing January 10, 2017 in December 2016). The subsidiary took a policy with Mapfre Seguros Generales S.A. for the Real State Funds by a guaranteed amount of UF 382,900.

As of December 31, 2017 and 2016 the Bank has no guaranteed mutual funds.

In compliance with the rules established by the Superintendency of Securities and Insurance (“SVS”) (now the Chilean Commission for the Financial Market (“CMF”)) in letter f) of Circular 1,894 of September 24, 2008, the entity has constituted guarantees, by management portfolio, in benefit of investors.  Such guarantee corresponds to a bank guarantee for UF 372,200, with a maturity date of January 10, 2018.

(ii)   In subsidiary Banchile Corredores de Bolsa S.A.:

For the purposes of ensuring correct and complete compliance with all of its obligations as a broker-dealer entity, in conformity with the provisions of article 30 and subsequent articles of Law 18,045 on Securities Markets, Banchile Corredores de Bolsa S.A. established a guarantee in an insurance policy for UF 20,000, insured by HDI Seguros de Garantía y Créditos S.A., maturing on April 22, 2018, whereby the Securities Exchange of the Santiago Stock Exchange was appointed as the subsidiary’s creditors to representative.

The Bank has given the following guarantees in relation to this subsidiary’s business activities:

	2016	2017
	MCh$	MCh$
Guarantees:
Shares to secure short-sale transactions in:
Securities Exchange of the Santiago Stock Exchange	17,750	20,249
Securities Exchange of the Electronic Stock Exchange of Chile	22,473	29,926
Fixed income securities to ensure system CCLV, Bolsa de Comercio de Santiago, Bolsa de Valores	2,992	3,995
Fixed income securities to guarantee stock loans, Bolsa Eléctronica de Chile, Bolsa de Valores	—	—
Shares delivered to ensure equity loan, Chilean Electronic Stock Exchange, Stock Exchange	610	3,864
Securities Exchange of the Santiago, Stock Exchange	884	—

Total	44,709	58,034

In conformity with the provisions of internal stock market regulations, and for the purpose of securing the broker’s correct performance, the company established a pledge on its shares on the Santiago Stock Exchange in favor of that institution, as recorded in Public Deed on September 13, 1990, signed before Santiago public notary Mr. Raúl Perry Pefaur, and of its shares in the Electronic Stock Exchange of Chile in favor of that institution, as recorded in a contract entered into by both parties on May 16, 1990.

Banchile Corredores de Bolsa S.A. keeps an insurance policy current with AIG Chile — Compañía de Seguros Generales S.A. that expires January 2, 2018, and that covers employee fidelity, physical losses, falsification or adulteration, and currency fraud with a coverage amount equivalent to US$ 10,000,000.

According to the Chilean Central Bank, it provided a bank guarantee of UF 10,500 for the purposes of complying with the contract for Service System Open Market Operations (“SOMA”) of the Chilean Central Bank. This bank guarantee is revaluated in UF to fixed term, is not endorsable and has a maturity date of July 20, 2018.

It also provided a bank guarantee No. 358131-4 in the amount of UF 229,100 for the benefits of investors in portfolio management contracts.  This bank guarantee is revaluated in UF to fixed term, is not endorsable and has a maturity date of January 10, 2018.

It also provided a cash guarantee in the amount of US$122,494.32 for the purpose of complying with the obligations to Pershing, for any operations conducted through that broker.

(iii)  In subsidiary Banchile Corredores de Seguros Ltda.

According to article No. 58, letter D of D.F.L. 251, as of December 31, 2017, the entity maintains two insurance policies that protect it against potential damages caused by infractions of the law, regulations and complementary rules that regulate insurance brokers. These insurance policies relate especially to non-compliance on the basis of acts, mistakes or omissions of brokers, representatives, agents or dependents that participate in the intermediation.

The policies contracted are the following:

Matter insured	Amount Insured (UF)
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500

(e)   On January 30, 2014, the SVS (now the CMF) brought administrative charges against Banchile Corredores de Bolsa S.A. for the alleged infringement of the second paragraph of Article 53 of Security Market Law in relation to certain specific transactions performed during the years 2009, 2010 and 2011 related to Sociedad Química y Minera de Chile S.A.’s shares (SQM).  The second paragraph of Article 53 of Security Market Law states that “…no person may engage in transactions or induce or attempt to induce the purchase or sale of securities, whether or not governed by this Act, by means of any misleading or deceptive act, practice, mechanism or artifice….”

On October 30, 2014, the SVS (now the CMF) imposed a fine of UF 50,000 on Banchile Corredores de Bolsa S.A., for violation of the second paragraph of Article 53 of the Securities Market Law in relation to certain transactions of SQM-A’s shares intermediated by Banchile Corredores de Bolsa S.A. in 2011.

Banchile Corredores de Bolsa S.A. filed a claim in the Eleventh Civil Court of Santiago against Exempt Resolution No. 270 of October 30, 2014 of the SVS (now the CMF), requesting an annulment of the fine. This claim was consolidated with the trial due No. 25,795-2014, of the 22nd Civil Court of Santiago. To date the evidence stage has expired and is pending the personal inspection of the court to the Electronic Stock Exchange of Chile, Stock Exchange.

In accordance with the provisions policy, the company has not made provisions for this case because there has not yet been a judgment and the legal advisors in charge of the case believe that there are solid grounds for dismissal.